Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Line of Credit

Note 11 – Line of Credit

At December 31, 2020 SBG owed $68,000 to a financial institution under a revolving line of credit. The line of credit is secured by the assets of SBG is due on demand, and bears interest at variable rates approximately 6.1% at December 31, 2020. As part of the acquisition of Copa di Vino the LOC was paid off.

Copa Di Vino Corporation [Member]
Line of Credit

Note 5 – Line of Credit

The Company maintains a line of credit with an approved maximum borrowing limit from a bank of $49,000 at September 30, 2020. The line is unsecured and bears interest at 6.75%. There was an outstanding balance of $44,755 and $49,000 on the line of credit at September 30, 2020 and December 31, 2019, respectively.

Note 5 – Line of Credit

The Company maintains a line of credit with an approved maximum borrowing limit from a bank of $49,000 at December 31, 2019. The line is unsecured and bears interest at 6.75%. There was an outstanding balance of $49,000 on the line of credit at December 31, 2019.

Canfield [Member]
Line of Credit

NOTE 3.  LINE OF CREDIT

At December 31, 2019 and December 31, 2018, the Company owed a bank $69,534 and $66,181, respectively, under a revolving line of credit. The line of credit is secured by all Company assets, is capped at $100,000, is due on demand, and bears interest at variable rates approximating 7% on average. Interest expense under the note totaled $5,410 and $4,327 during the years ended December 31, 2019 and 2018, respectively.  During 2019 and 2018, the Company made net borrowings $3,353 and $3,803, respectively.